Stock Based Compensation (Summary of Restricted Stock Activity) (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock Non-vested, beginning balance	34,615	30,415
Restricted stock, granted	13,100	13,100
Restricted stock, vested	(11,520)	(8,900)
Restricted stock, forfeited		0
Restricted stock Non-vested, ending balance	36,195	34,615
Restricted stock Non-vested, weighted-average grant date fair value, beginning balance	$ 27.82	$ 24.46
Restricted stock, granted, weighted-average grant date fair value	36.02	32.34
Restricted stock, vested, weighted-average grant date fair value	25.12	23.00
Restricted stock, forfeited, weighted-average grant date fair value
Restricted stock Non-vested, weighted-average grant date fair value, ending balance	$ 31.65	$ 27.82